Submission	Jul. 23, 2026
Submission [Line Items]
Central Index Key	0001616000
Registrant Name	Xenia Hotels & Resorts, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES